Segment Information - Reconciliation of Operating Income of Segments to Total Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 1,203	$ 1,400	$ 1,005
Impairment, restructuring charges and other related closure costs	(5)	(21)	(45)
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	1,307	1,466	1,060
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	(104)	(66)	(55)
Impairment, restructuring charges and other related closure costs	(5)	(21)	(45)
Unallocated manufacturing results	(90)	1	7
Strategic and other research and development programs and other non-allocated provisions	$ (9)	$ (46)	$ (17)